Financial Instruments - Summary of Quantitative Data of Sawai's Exchange Risk Exposure (Detail) - Exchange Risk [member] - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	$ 846	$ 846
Financial liabilities	(1,309)	(166)
Net amount of exposure in the consolidated statement of financial position	$ (464)	$ 680